Exhibit 99.1

CAPITAL ONE PRIME AUTO RECEIVABLES TRUST 2019-1
Statement to Securityholders
Determination Date: March 10, 2022

Payment Date	3/15/2022
Collection Period Start	2/1/2022
Collection Period End	2/28/2022
Interest Period Start	2/15/2022
Interest Period End	3/14/2022

Cut-Off Date Net Pool Balance	$1,250,000,000.97
Cut-Off Date Adjusted Pool Balance	$1,225,534,021.01

I. DEAL SUMMARY

	Beginning Note Balance	Principal Payment	Ending Note Balance	Note Factor	Final Scheduled Payment Date
Class A-1 Notes	$—	$—	$—	—	Jun-20
Class A-2 Notes	$—	$—	$—	—	Apr-22
Class A-3 Notes	$98,222,599.38	$16,629,435.11	$81,593,164.27	0.199008	Nov-23
Class A-4 Notes	$124,620,000.00	$—	$124,620,000.00	1.000000	Oct-24
Class B Notes	$18,390,000.00	$—	$18,390,000.00	1.000000	Oct-24
Class C Notes	$12,260,000.00	$—	$12,260,000.00	1.000000	Dec-24
Class D Notes	$12,260,000.00	$—	$12,260,000.00	1.000000	Aug-25
Total Notes	$265,752,599.38	$16,629,435.11	$249,123,164.27

	Beginning Balance	Ending Balance	Pool Factor
Net Pool Balance	$273,601,603.90	$256,616,943.32	0.205294
YSOC Amount	$4,785,169.47	$4,429,944.00
Adjusted Pool Balance	$268,816,434.43	$252,186,999.32
Overcollateralization Amount (Adjusted Pool Balance - Note Balance)	$3,063,835.05	$3,063,835.05
Reserve Account Balance	$3,063,835.05	$3,063,835.05

	Beginning Note Balance	Interest Rate	Accrual Methodology	Interest Payment
Class A-1 Notes	$—	2.50668%	ACT/360	$—
Class A-2 Notes	$—	2.58000%	30/360	$—
Class A-3 Notes	$98,222,599.38	2.51000%	30/360	$205,448.94
Class A-4 Notes	$124,620,000.00	2.56000%	30/360	$265,856.00
Class B Notes	$18,390,000.00	2.76000%	30/360	$42,297.00
Class C Notes	$12,260,000.00	2.96000%	30/360	$30,241.33
Class D Notes	$12,260,000.00	3.20000%	30/360	$32,693.33
Total Notes	$265,752,599.38			$576,536.60

II. COLLATERAL POOL BALANCE

	Beginning of Period	End of Period
Net Pool Balance	$273,601,603.90	$256,616,943.32
Adjusted Pool Balance (Net Pool Balance - YSOC Amount)	$268,816,434.43	$252,186,999.32
Number of Receivable Outstanding	31,786	30,902
Weight Average Contract Rate	4.49%	4.49%
Weighted Average Remaining Term (months)	27	27

III. FUNDS AVAILABLE FOR DISTRIBUTION

Available Funds:
a. Collections
Interest Collections	$996,987.01
Principal Collections	$16,944,715.20
Liquidation Proceeds	$74,202.91
b. Repurchase Price	$—
c. Optional Purchase Price	$—
d. Reserve Account Excess Amount	$—
Total Available Funds	$18,015,905.12
Reserve Account Draw Amount	$—
Total Funds Available for Distribution	$18,015,905.12

IV. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Servicing Fee	$228,001.34	$228,001.34	$—	$—	$17,787,903.78
Interest - Class A-1 Notes	$—	$—	$—	$—	$17,787,903.78
Interest - Class A-2 Notes	$—	$—	$—	$—	$17,787,903.78
Interest - Class A-3 Notes	$205,448.94	$205,448.94	$—	$—	$17,582,454.84
Interest - Class A-4 Notes	$265,856.00	$265,856.00	$—	$—	$17,316,598.84
First Allocation of Principal	$—	$—	$—	$—	$17,316,598.84
Interest - Class B Notes	$42,297.00	$42,297.00	$—	$—	$17,274,301.84
Second Allocation of Principal	$—	$—	$—	$—	$17,274,301.84
Interest - Class C Notes	$30,241.33	$30,241.33	$—	$—	$17,244,060.51
Third Allocation of Principal	$1,305,600.06	$1,305,600.06	$—	$—	$15,938,460.45
Interest - Class D Notes	$32,693.33	$32,693.33	$—	$—	$15,905,767.12
Fourth Allocation of Principal	$12,260,000.00	$12,260,000.00	$—	$—	$3,645,767.12
Reserve Account Deposit Amount	$—	$—	$—	$—	$3,645,767.12
Regular Principal Distribution Amount	$3,063,835.05	$3,063,835.05	$—	$—	$581,932.07
Owner Trustee, Indenture Trustee, and ARR Fees & Expenses	$—	$—	$—	$—	$581,932.07
Remaining Funds to Certificates	$581,932.07	$581,932.07	$—	$—	$—
Total	$18,015,905.12	$18,015,905.12	$—	$—

V. OVERCOLLATERALIZATION INFORMATION

Yield Supplement Overcollateralization Amount:
Beginning Period YSOC Amount	$4,785,169.47
Increase/(Decrease)	$(355,225.47)
Ending YSOC Amount	$4,429,944.00

Overcollateralization:	Beginning of Period	End of Period
Adjusted Pool Balance	$268,816,434.43	$252,186,999.32
Note Balance	$265,752,599.38	$249,123,164.27
Overcollateralization (Adjusted Pool Balance - Note Balance)	$3,063,835.05	$3,063,835.05
Target Overcollateralization Amount	$3,063,835.05	$3,063,835.05
Overcollateralization Shortfall	$—	$—

VI. RESERVE ACCOUNT

Specified Reserve Account Balance	$3,063,835.05
Beginning Reserve Account Balance	$3,063,835.05
Reserve Account Deposit Amount	$—
Reserve Account Draw Amount	$—
Reserve Account Excess Amount	$—
Ending Reserve Account Balance	$3,063,835.05

VII. NET LOSS AND DELINQUENT RECEIVABLES

Net Loss:	% of EOP Net Pool Balance	# of Receivables	Amount
Defaulted Receivables during Collection Period (Principal Balance)	0.02%	5	$39,945.38
Liquidation Proceeds of Defaulted Receivables[1]	0.03%	72	$74,202.91
Monthly Net Losses (Liquidation Proceeds)			$(34,257.53)
Net Losses as % of Average Pool Balance (annualized)
Third Preceding Collection Period			0.02%
Second Preceding Collection Period			(0.20)%
Preceding Collection Period			(0.38)%
Current Collection Period			(0.16)%
Four-Month Average Net Loss Ratio			(0.18)%
Cumulative Net Losses for All Periods			$1,691,043.31
Cumulative Net Loss Ratio			0.14%
1 Liquidation Proceeds include all proceeds on a receivable after it has been charged-off.

Delinquent Receivables:	% of EOP Net Pool Balance	# of Receivables	Principal Balance
30-59 Days Delinquent	0.24%	64	$605,921.26
60-89 Days Delinquent	0.09%	18	$231,334.32
90-119 Days Delinquent	0.02%	4	$48,835.41
120+ Days Delinquent	0.00%	0	$—
Total Delinquent Receivables	0.35%	86	$886,090.99

Repossession Inventory:	# of Receivables	Principal Balance
Repossessed in the Current Collection Period	3	$17,744.53
Total Repossessed Inventory	5	$36,242.41

60+ Delinquency Percentage:	# of Receivables	Amount
60+ Day Delinquent Receivables	22	$280,169.73
60+ Delinquencies as % of EOP Net Pool Balance
Third Preceding Collection Period		0.10%
Second Preceding Collection Period		0.12%
Preceding Collection Period		0.12%
Current Collection Period		0.11%
Delinquency Trigger		4.50%
Current Delinquency Percentage Exceeds Delinquency Trigger? (Yes/No)		No

VIII. TEMPORARY FORBEARANCE
The table below presents accounts which received a short-term payment extension in the month of February 2022.

	Month-End Balance		# of Receivables
	($MM)	(%)	(#)	(%)
Total Extensions	0.28	0.11%	25	0.08%